Document and Entity Information	Apr. 24, 2026
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	ROME WILDLIFE, INC.
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002136387
Amendment Flag	false